Issued capital (Tables)	12 Months Ended
Jun. 30, 2023
Issued capital [Abstract]
Issued Capital
	Consolidated
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	US$’000	US$’000

Ordinary shares - fully paid and unrestricted	64,747,477	53,028,867	965,857	926,581

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$’000

Balance	1 July 2021	19,828,593	10,338
Conversion of hybrid financial instruments		24,835,118	695,383
Ordinary shares issued (IPO)		8,269,231	231,539
Share-based payments, prepaid in advance		95,925	177
IPO capital raise costs, net of tax		-	(10,856)

Balance	1 July 2022	53,028,867	926,581
Shares issued under Committed Equity Facility		11,089,357	39,939
Unpaid shares issued under Committed Equity Facility		364,967	1,642
Shares issued for services		260,286	500
Equity settled share-based payments		4,000	15
Capital raise costs		-	(2,820)

Balance	30 June 2023	64,747,477	965,857